Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 136,881	$ 129,328	$ 50,426	$ 37,763
Borrowings	(94,245)	(89,478)
Lease liabilities	(11,250)	(9,836)
Net Debt	31,386	30,014
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(52,631)	(49,414)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (52,864)	$ (49,900)